SHARE-BASED COMPENSATION (Details) - $ / shares							12 Months Ended
	Dec. 15, 2025	Oct. 16, 2025	Jun. 03, 2025	Apr. 30, 2025	Apr. 30, 2025	Jan. 02, 2025	Dec. 31, 2025
Retirement Benefits [Abstract]
Number of nonvested restricted shares
Weighted average FV per ordinary share on the grant date
Granted	2,500,000	641,000	10,000	1,800,000	1,800,000	20,000	4,961,000
Weighted average FV per ordinary share on the grant date Granted							$ 2.93
Vested							(471,274)
Weighted average FV per ordinary share on the grant date Vested							$ 4.12
Number of nonvested restricted shares							4,489,726
Weighted average FV per ordinary share on the grant date							$ 2.81